RESEARCH AND DEVELOPMENT, NET	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT, NET

NOTE 14 – RESEARCH AND DEVELOPMENT, NET

	Years Ended December 31,
	2023	2022	2021
Salaries and wages	$4,734	$5,557	$5,293
Share-based compensation	1,346	1,664	2,784
Rent, office and utilities, software licenses and communication	1,740	1,834	1,924
Professional services	486	556	215
Other	18	359	254
Research and development, gross	$8,324	$9,970	$10,470
Less - participation of R&D expenses (see note 2u)[1]	-	(77)	-
Research and development, net	$8,324	$9,893	$10,470

[1]	Participation of R&D expenses represents government grants received from the IIA. Refer to note 2 for additional information.